Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of share repurchases [abstract]
Share repurchases	$ 0	$ 194	$ 718	$ 194
Shares repurchased	0.0	1.9	6.0	1.9
Share repurchases - average price per share in U.S. dollars	$ 0	$ 99.71	$ 120.1	$ 99.71